Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

The Company evaluated subsequent events through the date that these unaudited consolidated financial statements were issued. There were no additional subsequent events requiring disclosure other than those disclosed below.

Reorganization. On April 17, 2012, EVERTEC was converted from a Puerto Rico corporation to a Puerto Rico limited liability company for the purpose of improving the consolidated tax efficiency of EVERTEC and its subsidiaries by taking advantage of recent changes to the Code that permit limited liability companies to be treated as partnerships that are pass-through entities for Puerto Rico tax purposes. Concurrent with the Conversion, Carib Holdings, EVERTEC’s direct parent, was also converted from a Puerto Rico corporation to a Puerto Rico limited liability company. Prior to these conversions, Carib Inc. was formed in order to act as the new parent company of Carib Holdings and its subsidiaries, including EVERTEC. Carib Inc., Carib Holdings, AP Carib, Popular and each of the holders of then outstanding shares of Class B Non-Voting Common Stock of Carib Holdings entered into a Stock Contribution and Exchange Agreement (the “Contribution and Exchange Agreement”) pursuant to which each of the then outstanding shares of common stock of Carib Holdings was contributed to Carib Inc. in exchange for the same number and class of shares of common stock of Carib Inc. In addition, in accordance with the terms and conditions set forth in the Stock Contribution and Exchange Agreement,

Carib Inc. assumed the Carib Holdings, Inc. 2010 Equity Incentive Plan (the “Plan”) and all of the outstanding equity awards issued thereunder or subject thereto. As a result, each of the then outstanding stock options to purchase shares of Carib Holdings’ Class B Non-Voting Common Stock became a stock option to purchase the same number and class of shares of Carib Inc.’s Class B Non-Voting Common Stock, in each case on the same terms (including exercise price) as the original stock option. Similarly, each of the then outstanding shares of restricted stock of Carib Holdings was converted into the same number of shares of restricted stock of Carib Inc. In addition, in connection with the Conversion, EVERTEC formed a new wholly owned subsidiary, EVERTEC Finance, to act as co-issuer of the senior notes.

The consolidated financial statements of EVERTEC, LLC following the Conversion will be substantially the same in all material respects as the consolidated financial statements of EVERTEC, Inc. except that separate financial statements of EVERTEC, LLC, included in the consolidated financial statements of EVERTEC, LLC, will not include tax expense, deferred tax assets or liabilities or tax receivables or payables as EVERTEC, LLC will be considered a flow through entity from a Puerto Rico tax perspective.

Supplemental Indenture regarding the Conversion. On April 17, 2012, the Company, EVERTEC Finance, and Wilmington Trust, National Association, as trustee (the “Trustee”), entered into Supplemental Indenture No. 1 (the “First Supplemental Indenture”) to the indenture dated as of September 30, 2010 among the Company, the guarantors named therein and the Trustee (as amended, the “Indenture”). Pursuant to the First Supplemental Indenture, (a) the Company affirmed and, to the extent required under the Indenture, assumed its obligations following the Conversion as issuer under the Indenture and the 11% senior notes due 2018 issued thereunder, (b) EVERTEC Finance was added as a co-issuer under the Indenture and the senior notes, (c) the limitation on restricted payments covenant was amended to permit the Company to make payments to its direct parent company, Carib Holdings, and to Carib’s newly formed direct parent company and the Company’s indirect parent company, Carib Inc., pursuant to the Tax Payment Agreement so long as (i) the Company is not in default under the Indenture, (ii) such payments are with respect to taxes imposed by Puerto Rico, the United States of America or by any other jurisdictions that the Company would have been required to pay if it was a corporation instead of being treated as a partnership for tax purposes in those jurisdictions, reduced by taking into account the amount of any applicable net operating losses or other tax attributes of Carib Holdings or Carib Inc. that reduce Carib Holdings’ or Carib Inc.’s taxes in such period and (iii) the payments do not exceed the net amount of taxes that Carib Holdings and Carib Inc. actually owe to the appropriate taxing authority for a taxable period and (d) the definitions of “Consolidated Net Income” and “Consolidated Taxes” were adjusted so that payments under the Tax Payment Agreement would reduce Consolidated Net Income and be treated as Consolidated Taxes even if they do not reduce Consolidated Net Income under GAAP. The First Supplemental Indenture also added a covenant that limits the ability of EVERTEC Finance to hold assets, incur Indebtedness or become liable for obligations, engage in business activities or consolidate, amalgamate or merge with or into or wind up into any person, subject in each case to certain exceptions.

Separately, following the execution of the First Supplemental Indenture, EVERTEC Finance also became a guarantor under the Company’s senior secured credit facility in accordance with the terms thereof.

Tax Payment Agreement. On April 17, 2012, the Company, Carib Holdings and Carib Inc. entered into a Tax Payment Agreement pursuant to which the Company will be obligated to make certain payments to Carib Holdings or Carib Inc. for taxable periods or portions thereof occurring on or after April 17, 2012. Under the Tax Payment Agreement, the Company will make payments with respect to any and all taxes (including estimated taxes) imposed under the laws of Puerto Rico, the United States of America and any other jurisdiction or any political (including municipal) subdivision or authority or agency in Puerto Rico, the United States of America or such other jurisdiction, that would have been imposed on the Company if the Company had been a corporation for tax purposes of that jurisdiction, together with all interest and penalties with respect thereto (“Taxes”), reduced by taking into account any applicable net operating losses or other tax attributes of Carib Holdings or Carib Inc. that reduce Carib Holdings’ or Carib Inc.’s taxes in such period. For the avoidance of doubt, the Tax Payment Agreement provides that the payments thereunder shall not exceed the net amount of Taxes that Carib Holdings and Carib Inc. actually owe to the appropriate taxing authority for a taxable period. Further, the Tax Payment Agreement provides that if Carib Holdings or Carib Inc. receives a tax refund attributable to any taxable period or portion thereof occurring on or after the Effective Date, Carib Inc. shall be required to recalculate the payment for such period required to be made by the Company to Carib Holdings or Carib Inc. If the payment, as recalculated, is less than the amount of the payment the Company already made to Carib Holdings or Carib Inc. in respect of such period, Carib Holdings or Carib Inc. shall promptly make a payment to the Company in the amount of such difference.

New Notes. On May 7, 2012, EVERTEC and EVERTEC Finance, as co-issuers, issued $40.0 million aggregate principal amount of 11% senior notes due 2018 (the “New Notes”) as “Additional Notes” under the Indenture pursuant to which $220.0 million aggregate principal amount of 11% senior notes due 2018 were originally issued on September 30, 2010 and $210.5 million principal amount were outstanding as of March 31, 2012 (the “Existing Notes”). The New Notes were issued pursuant to Supplemental Indenture No. 2 to the Indenture and will be treated as a single class under the Indenture with the Existing Notes.

Consent Solicitation. On May 4, 2012, the Company and EVERTEC Finance obtained the requisite consents from holders of at least a majority of the aggregate principal amount of all outstanding Existing Notes on the record date of April 27, 2012, pursuant to their previously announced consent solicitation. As a result, on May 7, 2012, the Company, EVERTEC Finance, certain subsidiaries of the Company and the Trustee executed Supplemental Indenture No. 3 to the Indenture to provide the Company with additional dividend capacity of up to $270.0 million (the “Proposed Amendment”). On May 9, 2012, the Company paid an aggregate consent fee of approximately $2.8 million and, as a result, the Proposed Amendment became operative.

Credit Agreement Amendment and Incremental Term Loan Facility. On May 9, 2012, the Company entered into an amendment to the agreement governing its senior secured credit facilities to allow, among other things, a restricted payment in an amount not to exceed $270.0 million and certain adjustments to the financial covenant therein. In addition, the Company borrowed an additional $170.0 million under a secured incremental term loan.

Dividend. On May 9, 2012, the Company used the net proceeds from the incremental term loan described above and the New Notes, together with cash on hand, to pay a cash distribution of approximately $267.0 million to its direct parent, Carib Holdings (which in turn was ultimately paid, together with cash on hand at Carib Holdings of approximately $3.0 million, as a cash dividend to the stockholders of Carib Inc., the Company’s indirect parent). As a result of the dividend, on May 9, 2012, the board of directors of Carib Inc. approved an equitable adjustment to stock options previously granted pursuant to the Plan in order to reduce the exercise price of the outstanding options granted under or subject to the terms of the Plan by $7.41 per share.

Note 25—Subsequent Events

The Company evaluated subsequent events through the date that these audited financial statements were issued. There were no additional subsequent events requiring disclosure other than those disclosed below.

Effective February 22, 2012, Felix Villamil was promoted to Vice Chairman of the Board and no longer serves as EVERTEC’s President and Chief Executive Officer (“CEO”). In connection with Mr. Villamil’s transition from President and CEO to Vice Chairman of the Board, EVERTEC and Mr. Villamil entered into a modification agreement and general release which provided for, among other things, a payment of $2.2 million, less applicable withholding taxes.

Effective February 22, 2012, our board of directors appointed Peter Harrington as EVERTEC’s President and CEO. On February 24, 2012, the Company also announced the promotion of Miguel Vizcarrondo from Senior Vice President to Executive Vice President now responsible for the Merchant Acquiring business and the ATH network.